Discontinued Operations (Narrative) (Details) - I.C. Power [Member] - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Deferred payment obligation			$ 175,000
Interest payable in kind			8.00%
Certain payments from ISQ	$ 25,000	$ 5,600